Capital Stock (Weighted-average Fair Value of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Capital Stock [Abstract]
Weighted-average fair value of options granted	$ 6.67	$ 4.50	$ 5.87